Interest-Bearing Deposits	12 Months Ended
Dec. 31, 2016
Banking and Thrift [Abstract]
Deposit Liabilities Disclosures [Text Block]
11.	Interest-Bearing Deposits

Major classifications of interest-bearing deposits are as follows:

	2016	2015

NOW	$40,090,252	$35,533,282
Money market	64,859,044	52,598,431
Savings	40,158,833	36,343,747
Certificates of deposit, $250,000 or more	15,233,383	16,979,039
Other time deposits	79,581,789	76,466,296
	$239,923,301	$217,920,795

As of December 31, 2016, certificates of deposit mature as follows:

Year	Amount

2017	$44,931,000
2018	22,124,546
2019	20,824,692
2020	3,325,772
2021	3,509,162
Thereafter	100,000
$94,815,172